EQUITY	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
EQUITY

NOTE 5 – EQUITY

Common Stock

As of December 31, 2022, the Company had 4,500,000,000 authorized shares of Common Stock with a par value of $0.001. As of December 31, 2022, and December 31, 2021, there were 17,411,217 and 16,510,563 shares of Common Stock issued and outstanding, respectively.

Preferred Stock

During 2020 the Company had 855,000 shares of Preferred Series A Stock outstanding. This Class of Preferred had a 1 for 1 conversion ratio to common stock. During 2021 this class of Series A Preferred Stock was converted to 855,000 shares of common stock prior to the reverse split. On a post-split basis of 250 to 1, this amounted to 3,420 common shares. In March 2021 the Company designated a new class of Series A Preferred Stock.

As of December 31, 2022, the Company has authorized 300,000,000 shares of Preferred Series A Stock. As of December 31, 2022, and December 31, 2021, there were 227,838,680 and 227,838,680 Preferred Series A shares issued and outstanding, respectively. Each share of preferred stock is convertible to 50 shares of common stock.